Provision For Income Taxes And Deferred Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Provision For Income Taxes And Deferred Income Taxes

NOTE 21. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E for U.S. federal income tax purposes as well as some state income tax purposes. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, certain states including Arizona, California, Illinois, Maryland, Massachusetts, Michigan and New York (Adult Use) do not conform to IRC Section 280E and, accordingly, the Company generally deducts all operating expenses on its income tax returns in these states.
During the second quarter of 2023, Illinois decoupled from the application of IRC Section 280E for any cannabis establishment operating in the state of Illinois and licensed under the Cannabis Regulation and Tax Act and/or Compassionate Use of Medical Cannabis Program Act beginning for taxable years beginning on or after January 1, 2023.

The Company is treated as a United States corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company, as defined in the Income Tax Act (Canada), for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the United States.

Provision for income taxes consists of the following for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Current
Federal	$55,679	$69,240
State	15,858	24,341
Foreign	—	—
Total current	$71,537	$93,581

Deferred
Federal	$(23,771)	$(8,332)
State	(18,215)	(9,858)
Foreign	28,749	1,190
Total deferred	$(13,237)	$(17,000)

Change in valuation allowance	$(25,350)	$12,357
Total	$32,950	$88,938
As of December 31, 2023 and 2022, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2023	2022
Deferred tax assets
Share-based compensation	$3,961	$1,381
Financing fees	453	1,291
Net operating losses	40,580	43,629
Inventory	97	346
Lease liabilities	41,088	28,362
Tax receivable agreement	15,379	315
Other	629	386
Total deferred tax assets	$102,187	$75,711

Deferred tax liabilities
ROU assets	$(13,689)	$(9,560)
Property, plant and equipment	(11,669)	(12,393)
Intangible assets	(64,052)	(84,099)
Other	(23,596)	(1,329)
Total deferred tax liabilities	$(113,006)	$(107,381)

Valuation allowance	$(18,091)	$(43,442)
Net deferred tax liabilities	$(28,910)	$(75,112)
As of December 31, 2023, the Company had the following loss carryforwards:
•$41.9 million of non-capital Canadian losses which expire from 2038-2043, which are fully offset by a valuation allowance.
•$55.7 million of U.S. federal net operating losses which have an indefinite carryforward period, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $50.8 million of U.S. federal net operating loss carryforwards are offset by a valuation allowance.
•$204.6 million of state net operating losses, which expire in 2038-2043, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $183.3 million of state net of state net operating loss carryforwards are offset by a valuation allowance.

As of December 31, 2022, the Company had the following loss carryforwards:
•$63.5 million of non-capital Canadian losses which expire from 2038-2042, which are fully offset by valuation allowance.
•$52.2 million of U.S. federal net operating losses which have an indefinite carryforward period, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $45.7 million of U.S. federal net operating loss carryforwards are offset by valuation allowance.
•$184.3 million of state net operating losses, which expire in 2038-2042, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $180.8 million of state net of state net operating loss carryforwards are offset by valuation allowance.

A valuation allowance to reflect management’s estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at December 31, 2023 and 2022. During 2023 and 2022, the Company maintained a full valuation allowance against its net Canadian deferred tax assets, as losses are generated in Canada with no projection of future taxable income.
In 2023, the Company increased its deferred tax asset related to the step-up in basis from shareholder redemptions under the tax receivable agreement for Cresco Labs LLC by $15.4 million. The Company also recognized an increase to the tax receivable agreement liability of $13.5 million related to estimated payables to certain shareholders.
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2023	2022
Expected income tax expense at statutory tax rate	$(30,711)	$(26,650)
Tax rate differences	(69)	(2,296)
Pass through and non-controlling entities	(4,881)	(2,183)
State tax expense, net	(4,898)	17,209
IRC Section 280E disallowance	47,043	50,521
Uncertain tax treatment (including penalties and interest)	7,311	12,901
Share-based compensation	2,086	2,261
Goodwill impairment	10,448	25,334
Tax penalties and interest	5,552	4,155
Change in valuation allowance	(25,350)	12,357
Change in state tax rates	10,317	(471)
Change in state filing methods	(3,940)	—
Canadian reorganization basis change	28,730	—
Tax receivable agreement	(2,919)	(395)
Adjustments to prior year provisions	(7,003)	(5,136)
Other	1,235	1,332
Income tax expense	$32,950	$88,938

Effective tax rate	(22.4%)	(70.1%)
During 2022, the Company adopted a tax position whereby certain expenses incurred at dispensary locations are treated as inventoriable costs for tax purposes, reducing the impact of IRC Section 280E on the 2021 tax returns and in the current period. The Company determined that the tax benefit associated with this position did not meet the more likely than not criteria under ASC 740 Income Taxes due to the evolving interpretations of IRC Section 280E. As a result, the Company recorded an additional reserve of $6.1 million for unrecognized tax benefits and accrued $1.3 million of penalties and interest related to unrecognized tax benefits as of December 31, 2023.
The Company records unrecognized tax benefits as liabilities in accordance with ASC 740 Income Taxes and adjusts these liabilities when judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. It is possible that additional tax distribution liabilities may become due to certain non-controlling interest members as a result of unrecognized tax benefits. While the probable amount of any future tax distribution liability cannot reasonably be estimated, the maximum future tax distribution liability associated with these unrecognized tax benefits is estimated to be $7.8 million as of December 31, 2023.
The Company accrued $6.9 million and $5.5 million in tax penalties and interest as of December 31, 2023 and 2022, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in thousands)	2023	2022
Balance at January 1	$12,746	$—
Additions based on tax positions related to the current year	6,054	7,380
Additions for tax positions of prior years	—	5,366
Balance at the end of the year	$18,800	$12,746
The Company is currently under examination by U.S. federal, state and Canadian tax authorities. As of December 31, 2023, no additional liabilities are anticipated as a result of these examinations. With few exceptions, the Company is generally not subject to examination by tax authorities for years before 2019.